Schedule of geographic concentration of the company’s assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	$ 800,735	$ 554,724
Accounts receivables and other receivables, net	5,528,826	1,616,167
Income taxes receivable	1,657,829	267,084
Other current assets	2,778,826	115,743
Property and equipment, net	593,357	127,148
Intangible assets, net	6,168,534	4,624,179
Total Assets	17,560,043	7,337,471
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	648,453	365,961
Accounts receivables and other receivables, net		95
Income taxes receivable	1,607,754	267,084
Other current assets	2,697,852	107,348
Property and equipment, net	593,358	127,148
Intangible assets, net	6,168,534	4,624,179
Total Assets	11,715,951	5,491,815
NIGERIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	33,458	646
Accounts receivables and other receivables, net	2,052,086	1,511,042
Other current assets	35,125
Total Assets	2,120,669	1,511,688
ARGENTINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	49,740	61,887
Accounts receivables and other receivables, net	2,975,215	74,685
Other current assets	6,818	1,667
Total Assets	3,031,773	138,239
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cash and cash equivalents	101,020	158,656
Accounts receivables and other receivables, net	501,525	30,345
Income taxes receivable	50,075
Other current assets	39,030	6,728
Total Other	$ 691,650	$ 195,729